Result from insurance activities - Summary of result from insurance activities (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Effect of Insurance Contracts Recognised [Line Items]
CSM recognized for services rendered	S/ 132,263	S/ 94,596	S/ 80,778
Change in risk adjustment for non-financial risk	19,628	10,481	(119)
Insurance service expenses and expected claims incurred	455,606	425,353	404,889
Recovery of cash for insurance acquisition	20,303	15,405	10,375
Premiums assigned to the period	496,566	222,923	224,713
Insurance revenue, amounts relating to changes in liability for remaining coverage	1,124,366	768,758	720,636
Claims incurred expenses and other expenses	(1,185,850)	(1,027,117)	(1,022,291)
Onerous contract losses and loss reversion	79,044	57,777	115,967
Amortization of insurance acquisition cash flows	(171,463)	(136,433)	(127,009)
Changes to liabilities for incurred claims	419,090	472,913	483,179
Increase decrease through changes to liabilities for incurred claims contracts liability asset	(859,179)	(632,860)	(550,154)
Insurance service results	265,187	135,898	170,482
Reinsurance income	(8,439)	(14,607)	(7,208)
Financial result of insurance operations (b)	(713,797)	(659,965)	(676,268)
Result from insurance activities	(457,049)	(538,674)	(512,994)
General Insurance [member]
Disclosure of Effect of Insurance Contracts Recognised [Line Items]
CSM recognized for services rendered	56,979	61,800	49,191
Change in risk adjustment for non-financial risk	2,826	3,083	1,476
Insurance service expenses and expected claims incurred	70,961	68,268	69,145
Recovery of cash for insurance acquisition	5,028	4,846	3,489
Premiums assigned to the period	241,217	219,600	220,616
Insurance revenue, amounts relating to changes in liability for remaining coverage	377,011	357,597	343,917
Claims incurred expenses and other expenses	(93,054)	(84,337)	(108,805)
Onerous contract losses and loss reversion	944	7,095	38,101
Amortization of insurance acquisition cash flows	(156,188)	(125,876)	(120,123)
Changes to liabilities for incurred claims	(58,636)	(70,556)	(58,030)
Increase decrease through changes to liabilities for incurred claims contracts liability asset	(306,934)	(273,674)	(248,857)
Insurance service results	70,077	83,923	95,060
Reinsurance income	(957)	(4,009)	(4,868)
Financial result of insurance operations (b)	0	0	0
Result from insurance activities	69,120	79,914	90,192
Pension Contract [Member]
Disclosure of Effect of Insurance Contracts Recognised [Line Items]
CSM recognized for services rendered	11,416	3,970	3,609
Change in risk adjustment for non-financial risk	15,208	7,756	255
Insurance service expenses and expected claims incurred	287,259	282,141	273,396
Recovery of cash for insurance acquisition	923	536	273
Premiums assigned to the period	251,447	0	0
Insurance revenue, amounts relating to changes in liability for remaining coverage	566,253	294,403	277,533
Claims incurred expenses and other expenses	(951,035)	(816,857)	(798,733)
Onerous contract losses and loss reversion	75,101	50,870	66,230
Amortization of insurance acquisition cash flows	(923)	(536)	(273)
Changes to liabilities for incurred claims	422,727	487,468	477,027
Increase decrease through changes to liabilities for incurred claims contracts liability asset	(454,130)	(279,055)	(255,749)
Insurance service results	112,123	15,348	21,784
Reinsurance income	(2,527)	(3,166)	2,986
Financial result of insurance operations (b)	(652,135)	(627,062)	(645,317)
Result from insurance activities	(542,539)	(614,880)	(620,547)
Life insurance contracts [member]
Disclosure of Effect of Insurance Contracts Recognised [Line Items]
CSM recognized for services rendered	63,868	28,826	27,978
Change in risk adjustment for non-financial risk	1,594	(358)	(1,850)
Insurance service expenses and expected claims incurred	97,386	74,944	62,348
Recovery of cash for insurance acquisition	14,352	10,023	6,613
Premiums assigned to the period	3,902	3,323	4,097
Insurance revenue, amounts relating to changes in liability for remaining coverage	181,102	116,758	99,186
Claims incurred expenses and other expenses	(141,761)	(125,923)	(114,753)
Onerous contract losses and loss reversion	2,999	(188)	11,636
Amortization of insurance acquisition cash flows	(14,352)	(10,021)	(6,613)
Changes to liabilities for incurred claims	54,999	56,001	64,182
Increase decrease through changes to liabilities for incurred claims contracts liability asset	(98,115)	(80,131)	(45,548)
Insurance service results	82,987	36,627	53,638
Reinsurance income	(4,955)	(7,432)	(5,326)
Financial result of insurance operations (b)	(61,662)	(32,903)	(30,951)
Result from insurance activities	S/ 16,370	S/ (3,708)	S/ 17,361